ADVISORSHARES FOCUSED EQUITY ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.7%

Aerospace/Defense – 4.2%
HEICO Corp.	12,187	$2,084,465

Auto Parts & Equipment – 5.0%
Miller Industries, Inc.	70,715	2,499,775

Building Materials – 8.4%
Carrier Global Corp.	44,935	2,055,776
Trex Co., Inc.*	44,312	2,156,665
Total Building Materials		4,212,441

Chemicals – 7.5%
Celanese Corp.	17,855	1,944,231
Stepan Co.	17,340	1,786,540
Total Chemicals		3,730,771

Commercial Services – 4.1%
Moody’s Corp.	6,708	2,052,782

Computers – 3.7%
Science Applications International Corp.	17,058	1,833,053

Diversified Financial Services – 3.7%
Intercontinental Exchange, Inc.	17,947	1,871,693

Food – 4.1%
Hershey Co. (The)	8,084	2,056,650

Healthcare - Products – 15.3%
Abbott Laboratories	17,111	1,732,660
Danaher Corp.	7,066	1,780,915
Stryker Corp.	7,690	2,195,264
Thermo Fisher Scientific, Inc.	3,326	1,917,006
Total Healthcare - Products		7,625,845

Insurance – 3.4%
Aflac, Inc.	26,311	1,697,586

Leisure Time – 4.1%
Polaris, Inc.(a)	18,435	2,039,464

Machinery - Diversified – 8.1%
Middleby Corp. (The)*	13,695	2,007,824
Otis Worldwide Corp.	23,837	2,011,843
Total Machinery - Diversified		4,019,667

Media – 3.8%
FactSet Research Systems, Inc.	4,592	1,906,093

Packaging & Containers – 3.9%
Silgan Holdings, Inc.	36,128	1,938,990

Pharmaceuticals – 3.6%
AmerisourceBergen Corp.	11,220	1,796,434

Software – 16.8%
Broadridge Financial Solutions, Inc.	13,776	2,019,149
Fair Isaac Corp.*	3,035	2,132,664
Fiserv, Inc.*	18,674	2,110,722
Intuit, Inc.	4,740	2,113,234
Total Software		8,375,769

Total Common Stocks
(Cost $43,555,149)		49,741,478

MONEY MARKET FUND – 0.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.49%(b)
(Cost $206,846)	206,846	206,846

Total Investments – 100.1%
(Cost $43,761,995)		49,948,324
Liabilities in Excess of Other Assets – (0.1%)		(63,232)
Net Assets – 100.0%		$49,885,092

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,308,310; the aggregate market value of the collateral held by the fund is $1,311,525. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,311,525.
(b)	Rate shown reflects the 7-day yield as of March 31, 2023.

ADVISORSHARES FOCUSED EQUITY ETF
Schedule of Investments (continued)
March 31, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$49,741,478	$-	$-	$49,741,478
Money Market Fund	206,846	-	-	206,846
Total	$49,948,324	$-	$-	$49,948,324

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	4.2%
Auto Parts & Equipment	5.0
Building Materials	8.4
Chemicals	7.5
Commercial Services	4.1
Computers	3.7
Diversified Financial Services	3.7
Food	4.1
Healthcare - Products	15.3
Insurance	3.4
Leisure Time	4.1
Machinery - Diversified	8.1
Media	3.8
Packaging & Containers	3.9
Pharmaceuticals	3.6
Software	16.8
Money Market Fund	0.4
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%